Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 41.7%	Principal Amount	Value
Aerospace & defense - 1.9%
Raytheon Technologies Corp.,
2.38%, 03/15/32	$815,000	$781,651
4.13%, 11/16/28	3,680,000	4,016,040
The Boeing Co.,
2.80%, 03/01/27	315,000	315,743
5.04%, 05/01/27	2,830,000	3,123,480
Agriculture - 0.8%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,554,309
Airlines - 3.0%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	979,212	1,057,666
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	5,336,132	5,818,436
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,154,119	1,205,902
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,570,283	1,532,124
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	1,408,561	1,384,289
Series 2020-1, Class A, 4.00%, 05/15/34	1,294,370	1,375,771
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	260,591	269,165
Series 2016-2, Class AA, 2.88%, 04/07/30	161,653	162,062
Series 2018-1, Class AA, 3.50%, 09/01/31	394,992	409,067
Auto manufacturers - 2.9%
American Honda Finance Corp., 1.20%, 07/08/25	800,000	780,089
General Motors Financial Co., Inc.,
1.25%, 01/08/26	2,815,000	2,691,444
2.75%, 06/20/25	895,000	906,307
Hyundai Capital America,
144A, 0.80%, 01/08/24	3,190,000	3,120,034
144A, 1.25%, 09/18/23	1,385,000	1,372,311
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,750,000	3,974,512
Banks - 6.9%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	800,000	775,238
3.50%, 04/19/26	1,465,000	1,545,659
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	905,000	946,932
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	2,015,000	1,980,097
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	800,000	808,015
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	2,690,000	2,960,000
Fifth Third Bancorp, 2.55%, 05/05/27	3,445,000	3,485,514
HSBC Holdings PLC, 4.95%, 03/31/30	2,770,000	3,154,485
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	800,000	805,258
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	2,270,000	2,537,420
Mitsubishi UFJ Financial Group, Inc.,
(Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	2,200,000	2,168,207
(Fixed until 07/19/24, then 1 Year CMT Rate + 0.55%), 0.95%, 07/19/25	1,400,000	1,364,687
(Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	2,800,000	2,693,650
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/16/24	2,325,000	2,257,931
Wells Fargo & Co., (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	2,305,000	2,588,183
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	820,000	869,360
Capital markets - 3.6%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	800,000	800,997
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,605,000	2,753,762
The Goldman Sachs Group, Inc.,
1.22%, 12/06/23	2,690,000	2,675,963
(Fixed until 01/24/24, then SOFR + 0.73%), 1.76%, 01/24/25	4,770,000	4,751,536
(Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	800,000	804,577
3.50%, 04/01/25	1,215,000	1,261,489
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,615,000	1,548,680
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	1,215,000	1,158,042
Containers & packaging - 0.9%
Sonoco Products Co., 3.13%, 05/01/30	3,750,000	3,801,619
Diversified telecommunication services - 1.9%
AT&T, Inc.,
2.55%, 12/01/33	1,516,000	1,424,945
2.75%, 06/01/31	800,000	789,185
4.30%, 02/15/30	2,820,000	3,101,853
Verizon Communications, Inc.,
2.10%, 03/22/28	455,000	443,452
2.55%, 03/21/31	2,060,000	2,011,574
4.02%, 12/03/29	405,000	439,800
Electric - 4.8%
Appalachian Power Co., 2.70%, 04/01/31	2,190,000	2,163,684
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	508,493
DTE Electric Co., 1.90%, 04/01/28	3,170,000	3,077,682
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,912,027
5.65%, 04/01/40	2,085,000	2,682,738
Duke Energy Progress LLC, 3.70%, 09/01/28	1,125,000	1,204,468
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	2,104,694
Entergy Louisiana LLC, 2.35%, 06/15/32	2,415,000	2,316,498
Florida Power & Light Co., 2.88%, 12/04/51	2,660,000	2,523,945
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	485,000	498,485
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	870,000	953,715
Wisconsin Public Service Corp., 2.85%, 12/01/51	1,190,000	1,091,465
Electric utilities - 4.6%
American Electric Power Co., Inc., 0.75%, 11/01/23	3,830,000	3,784,383
Duke Energy Corp., 0.90%, 09/15/25	3,345,000	3,202,297
IPALCO Enterprises, Inc., 4.25%, 05/01/30	3,635,000	3,846,988
Pacific Gas and Electric Co., 1.75%, 06/16/22	3,570,000	3,568,771
Southern California Edison Co., 1.20%, 02/01/26	2,845,000	2,735,183
Virginia Electric and Power Co., 2.30%, 11/15/31	1,185,000	1,156,045
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,700,000	1,606,163
Electrical equipment - 0.2%
Emerson Electric Co., 2.20%, 12/21/31	815,000	785,058
Equity real estate investment trusts (REITs) - 1.5%
Agree LP, 2.00%, 06/15/28	3,460,000	3,314,529
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	140,000	163,384
Ventas Realty LP, 4.75%, 11/15/30	2,675,000	3,035,797
Food & staples retailing - 0.3%
Sysco Corp., 2.45%, 12/14/31	1,380,000	1,333,863
Health care providers & services - 0.3%
Cigna Corp., 2.38%, 03/15/31	800,000	766,232
CVS Health Corp., 2.13%, 09/15/31	820,000	772,713
Insurance - 1.1%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	1,150,000	1,120,833
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	1,190,000	1,179,734
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	2,625,000	2,518,260
Miscellaneous manufacturing - 0.4%
GE Capital International Funding Co., 4.42%, 11/15/35	1,471,000	1,677,733
Multi-utilities - 2.1%
CenterPoint Energy, Inc.,
(SOFR + 0.65%), 0.70%, 05/13/24	1,390,000	1,390,014
2.50%, 09/01/24	2,685,000	2,722,417
Dominion Energy, Inc., 3.38%, 04/01/30	1,550,000	1,606,814
Public Service Enterprise Group, Inc.,
0.84%, 11/08/23	1,490,000	1,466,649
2.45%, 11/15/31	2,095,000	2,018,450
Oil & gas - 0.2%
BP Capital Markets America, Inc., 2.72%, 01/12/32	800,000	791,528
Oil, gas & consumable fuels - 0.9%
Chevron Corp., 1.55%, 05/11/25	1,420,000	1,410,480
TransCanada PipeLines Ltd., 4.10%, 04/15/30	2,280,000	2,456,526
Pharmaceuticals - 0.2%
Merck & Co, Inc., 2.15%, 12/10/31	800,000	772,796
Specialty retail - 0.2%
Lowe's Cos, Inc., 2.63%, 04/01/31	800,000	787,951
Telecommunications - 0.9%
T-Mobile USA, Inc.,
144A, 2.70%, 03/15/32	850,000	813,892
3.50%, 04/15/25	3,100,000	3,216,912
Tobacco - 0.9%
Altria Group, Inc., 2.45%, 02/04/32	1,230,000	1,118,453
Reynolds American, Inc., 4.45%, 06/12/25	2,770,000	2,937,437
Transportation - 1.0%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,560,000	1,466,100
Canadian Pacific Railway Co., 1.75%, 12/02/26	2,265,000	2,222,467
CSX Transportation, Inc., 6.25%, 01/15/23	172,676	180,392
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	14,353	14,568
Series 2005, 5.08%, 01/02/29	195,162	215,357
Series 2006, 5.87%, 07/02/30	214,215	243,738
Total corporate bonds (cost $183,995,709)		182,017,313

MORTGAGE AND ASSET-BACKED SECURITIES - 30.4%
Asset-backed securities - 7.8%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.42%, 10/15/25	4,270,000	4,280,982
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	1,048,333	1,051,090
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	1,650,000	1,646,944
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.46%, 03/16/26	1,985,000	1,991,624
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.47%, 04/15/25	3,105,000	3,111,755
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.44%, 08/15/25	3,770,000	3,780,734
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	6,215,000	6,191,475
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	6,265,000	6,135,192
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	2,100,000	2,091,525
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,895,000	3,871,966
Commercial mortgage-backed securities - 7.3%
BANK,
Series 2018-BNK10, Class A1, 2.62%, 02/17/61	51,308	51,327
Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,132,091
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	780,000	768,570
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,619,062
Series 2021-B23, Class A2, 1.62%, 02/15/54	2,160,000	2,111,142
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	1,915,718
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	1,967,214
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	424,904	434,625
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,409,169	1,430,390
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	177,538	180,734
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	285,583	290,859
Series 2014-LC17, Class A4, 3.65%, 10/11/47	2,661,604	2,740,094
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	2,100,000	2,193,662
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,200,000	1,239,833
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,349,689
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	128,232	128,138
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	97,581	99,294
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	369,487
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4, 3.48%, 06/16/45	313,889	315,346
Series 2014-C20, Class ASB, 3.46%, 07/17/47	674,847	690,829
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	1,385,000	1,410,999
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	463,511
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	1,100,000	1,106,766
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,426,567
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	392,116	401,425
Federal agency mortgage-backed obligations - 15.3%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,829,643
Series 1671, Class AM, 2.10%, 12/01/27	661,571	668,433
Series 5796, Class AN, 3.03%, 06/01/27	351,869	363,734
Series 387770, 3.63%, 07/01/28	455,000	484,353
TBA, 2.00%, 03/15/52	19,770,000	19,230,098
TBA, 2.50%, 03/15/52	23,825,000	23,725,313
TBA, 3.00%, 03/15/52	17,540,000	17,874,356
Fannie Mae-Aces, Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	131,293	131,334
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	1	1
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,079,642	1,095,838
Series 2583, Class AB, 2.14%, 08/15/23	202,282	203,641
Total mortgage and asset-backed securities (cost $133,948,695)		132,597,403

FOREIGN GOVERNMENT BONDS - 0.3%
Israel Government International Bond, 2.75%, 07/03/30	380,000	391,875
Mexico Government International Bond, 4.00%, 10/02/23	931,000	969,860
Total foreign government bonds (cost $1,357,232)		1,361,735

U.S. TREASURIES - 39.4%
U.S. Treasury Bonds,
1.75%, 08/15/41	11,815,000	11,002,719
2.00%, 11/15/41	10,100,000	9,817,515
2.00%, 08/15/51	34,100,000	33,263,484
U.S. Treasury Notes,
0.13%, 11/30/22	39,755,000	39,567,096
0.13%, 01/31/23	5,250,000	5,213,906
0.25%, 11/15/23	34,635,000	34,099,240
0.75%, 03/31/26	12,210,000	11,810,790
1.38%, 10/31/28	13,735,000	13,409,867
1.38%, 11/15/31	14,440,000	13,914,294
Total U.S. Treasuries (cost $173,382,060)		172,098,911
Total investment portfolio (cost $492,683,696) - 111.8%		488,075,362
Liabilities in excess of other assets - (11.8)%		(51,677,129)
Total net assets - 100.0%		$436,398,233

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
REMIC - Real estate mortgage investment conduit

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 37	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/26	$ 12,930,000	$ 254,856	$ 301,758	$ (46,902)
Total swap contracts							$ 12,930,000	$ 254,856	$ 301,758	$ (46,902)

There is $8,164 variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement